Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Component of Operating Income [Abstract]
Management fees	$ 1,178	$ 2,397	$ 5,816	$ 5,807
Interest and other income	13,749	14,559	23,843	32,542
Total other income	$ 14,927	$ 16,956	$ 29,659	$ 38,349